Liabilities For Pension Benefits - Fair Value of Assets (Detail) - BRL BRL in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
TCSPREV plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	BRL 1,434,836	BRL 1,442,657
Actual return on plan assets	168,285	28,748
Benefits paid	(44,535)	(36,569)
Fair value of plan assets at the end of the year	1,558,586	1,434,836
BrTREV Plans
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	1,550,295	1,301,556
Actual return on plan assets	88,465	293,096
Company's contributions	139,935	123,304
Benefits paid	(177,696)	(167,661)
Fair value of plan assets at the end of the year	1,600,999	1,550,295
TelemarPrev Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	3,123,052	3,204,535
Actual return on plan assets	371,898	134,911
Benefits paid	(219,465)	(216,394)
Fair value of plan assets at the end of the year	3,275,485	3,123,052
PBS-Telemar Plan
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at the beginning of the year	257,937	264,224
Actual return on plan assets	39,516	12,091
Company's contributions	71	77
Participan's contributions	42	52
Benefits paid	(19,942)	(18,507)
Fair value of plan assets at the end of the year	BRL 277,624	BRL 257,937